Loan Receivables - Summary of Allowance for Doubtful Accounts Movement (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Receivables [Abstract]
Balance at beginning of year	¥ (23,169)	¥ (4,633)	¥ (1,222)
Additions	(5,446)	(18,536)	(3,754)
Reversals	0	0	343
Balance at end of year	¥ (28,615)	¥ (23,169)	¥ (4,633)